Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share
Schedule of reconciliation of the basic and diluted loss per share computation

	For the years ended December 31,
	2025	2024	2023
Net loss attributable to ordinary shareholders of TROOPS	$(27,905)	$(13,413)	$(1,719)

Weighted average shares used in calculating loss per share – basic and diluted	120,705,660	102,240,818	101,597,998

Loss per share – basic and diluted	$(0.23)	$(0.13)	$(0.02)
Net loss per share – basic and diluted	$(0.23)	$(0.13)	$(0.02)